Leases (Details) - Schedule of future minimum payments	Dec. 31, 2022 USD ($)
Schedule Of Future Minimum Payments Abstract
2023	$ 19,078,380
2024	12,474,763
2025	202,248
2026	210,210
2027	210,210
Thereafter	781,282
Total lease payments	32,957,093
Less: imputed interest	(1,601,293)
Total operating lease liabilities, net of interest	$ 31,355,800